Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Included in discontinued operations in the Company’s consolidated statements of operations for the years ended December 31 were the following:

	Years Ended December 31,
	2012	2011	2010
Revenue	$16,363	$16,404	$9,166
Impairment charge	—	—	(942)
Operating loss	(8,093)	(3,919)	(5,491)
Other expense	(288)	(244)	(144)
Income tax recovery	—	—	343
Noncontrolling interest expense recovery	1,180	657	407
Net loss from discontinued operations	$(7,201)	$(3,506)	$(4,885)